SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

24.SHAREHOLDERS’ EQUITY

24.1Share capital

On June 30, 2022, the Suzano's share capital is R$9,269,281 divided into 1,361,263,584 common shares, all nominative, book-entry shares without par value. Expenses with the public offering are R$33,735, totaling a net share capital of R$9,235,546. The breakdown of the share capital is set forth below:

	Ordinary
	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements and related persons	33,952,144	2.49
Alden Fundo de Investimento em Ações	26,154,744	1.92
	622,529,014	45.73
Treasury	24,316,669	1.79
Other shareholders	714,417,901	52.48
	1,361,263,584	100.00

By resolution of the Board of Directors, the share capital may be increased, irrespective of any amendment to the Bylaws, up to the limit of 780,119,712 common shares, all exclusively book-entry shares.

For the six-month period ended June 30, 2022, SUZB3 common shares ended the period quoted at R$49.69 (forty-nine Brazilian Reais and sixty-nine cents) (R$60.11 (sixty Brazilian Reais and eleven cents)) on December 31, 2021).

24.2Treasury shares

In the six-month period ended June 30, 2022, the  Company has 24,316,669 (12,042,004 as of December 31, 2021) common shares of own issuance held in treasury, with an average cost of R$33.62 (thirty-three Brazilian Reais and sixty-two cents) per share, with a historical value of R$817,451 (R$218,265 as of December 31, 2021) and the market corresponding to R$1,208,295 ( R$723,845 as of December 31, 2021).

In the six-month period ended June 30, 2022, the Company granted 130,435 common shares at an average cost of R$39.10 (thirty-nine Brazilian Reais and ten cents) per share, with a historical value of R$5,100, for compliance with the 2018 Program of the restricted shares plan (note 22.2).

Additionally, on May 4, 2022, through material fact, the Company's Board of Directors approved the Repurchase Program for up to 20,000,000 common shares issued by the Company. In the six-month period ended June 30, the Company repurchased 12,405,100 common shares at the average cost of R$48.49 (forty-eight Brazilian Reais and forty-nine cents), with market value corresponding to R$601,551, whose disbursements occurred in May, June and July 2022 (On December 31, 2021, there was no purchase or sale of treasury shares).